7. EQUIPMENT, VEHICLES AND FURNITURE: Schedule of Equipment, Vehicles and Furniture (Tables)	12 Months Ended
Jan. 31, 2018
Tables/Schedules
Schedule of Equipment, Vehicles and Furniture

	Balance February 1, 2017	Additions for period	Disposals for period	Balance January 31, 2018

Automobile
Value at Cost	$ 67,320	$ -	$ -	$ 67,320
Accumulated Depreciation	(62,608)	(1,414)	-	(64,022)
Net book value	$ 4,712	$ (1,414)	$ -	$ 3,298

Office furniture and equipment
Value at Cost	$ 23,397	$ -	$ -	$ 23,397
Accumulated Depreciation	(21,976)	(284)	-	(22,260)
Net book value	$ 1,421	$ (284)	$ -	$ 1,137

Computer equipment
Value at Cost	$ 94,151	$ 3,469	$ -	$ 97,620
Accumulated Depreciation	(91,639)	(1,898)	-	(93,537)
Net book value	$ 2,512	$ 1,571	$ -	$ 4,083

Totals	$ 8,645	$ (127)	$ -	$ 8,518

	Balance February 1, 2016	Additions for period	Disposals for period	Balance January 31, 2017

Automobile
Value at Cost	$ 67,320	$ -	$ -	$ 67,320
Accumulated Depreciation	(60,588)	(2,020)	-	(62,608)
Net book value	$ 6,732	$ (2,020)	$ -	$ 4,712

Office furniture and equipment
Value at Cost	$ 23,397	$ -	$ -	$ 23,397
Accumulated Depreciation	(21,620)	(356)	-	(21,976)
Net book value	$ 1,777	$ (356)	$ -	$ 1,421

Computer equipment
Value at Cost	$ 94,151	$ -	$ -	$ 94,151
Accumulated Depreciation	(89,616)	(2,023)	-	(91,639)
Net book value	$ 4,535	$ (2,023)	$ -	$ 2,512

Totals	$ 13,044	$ (4,399)	$ -	$ 8,645